PROVISIONS - Schedule of Changes in Provisions (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Provisions, beginning balance	R$ 1,774,675
Movements	288,274
Modifications	21,624
Write-offs	(312,967)
Interest incurred	119,956
Foreign currency exchange	(89,258)
Provisions, ending balance	R$ 1,802,304	R$ 1,774,675
Nominal discount rate	17.90%	17.90%
Return of aircraft and engines
Disclosure of other provisions [line items]
Provisions, beginning balance	R$ 1,507,285
Movements	48,946
Modifications	21,624
Write-offs	(111,746)
Interest incurred	116,285
Foreign currency exchange	(89,258)
Provisions, ending balance	1,493,136	R$ 1,507,285
Tax, civil and labor risks(b)
Disclosure of other provisions [line items]
Provisions, beginning balance	257,176
Movements	239,251
Modifications	0
Write-offs	(201,221)
Interest incurred	3,201
Foreign currency exchange	0
Provisions, ending balance	298,407	257,176
Post-employment benefit
Disclosure of other provisions [line items]
Provisions, beginning balance	10,214
Movements	77
Modifications	0
Write-offs	0
Interest incurred	470
Foreign currency exchange	0
Provisions, ending balance	R$ 10,761	R$ 10,214